SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-        SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States ("U.S. GAAP").

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars:

The functional currency of the Company is the U.S. dollar, as the Company's management believes that the U.S. dollar is the primary currency of the economic environment in which the Company and Compugen Inc. have operated and expect to continue to operate in the foreseeable future. The majority of the Company's revenues and financing transactions were made in U.S. dollars. The majority of the Company’s operations are currently conducted in Israel and most of the expenses in Israel are currently paid in new Israeli shekels ("NIS").

Transactions and balances denominated in U.S. dollars are presented at their original amounts. Monetary accounts denominated in currencies other than the dollar are re-measured into dollars in accordance with ASC No. 830, "Foreign Currency Matters". All transaction gains and losses of the re-measurement of monetary balance sheet items are reflected in the consolidated statement of comprehensive loss as financial income or expenses, as appropriate.

c.	Basis of consolidation:

The consolidated financial statements include the accounts of the Company and Compugen Inc., Intercompany transactions and balances have been eliminated upon consolidation.

d.	Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at acquisition.

e.	Restricted cash:

Restricted cash held in interest bearing saving accounts which are used as a security for the Company's Israeli facility leasehold bank guarantee, foreign currency derivative contracts, and credit card security for Compugen Inc.

f.	Short-term bank deposits

Bank deposits with maturities of more than three months but less than one year are included in short-term bank deposits. Such short-term bank deposits are stated at cost which approximates market values.

The short-term bank deposits as of December 31, 2016 and 2015 are in U.S. dollar and bear an annual average interest rate of 1.35% and 1.04%, respectively.

g.	Marketable securities:

The Company accounts for its investment in Evogene Ltd. ("Evogene") in accordance with ASC No. 320, "Investments - Debt and Equity Securities".

Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date.

The Company classifies its investment in Evogene as available-for-sale securities which are carried at fair value, with the unrealized gains and losses, reported in "accumulated other comprehensive income (loss)" in shareholders' equity. Realized gains and losses on sale of investments are included in "financial and other income (loss), net" and are derived using the specific identification method for determining the cost of securities.

The Company recognizes an impairment charge when a decline in the fair value of its investments is below the cost basis of such securities and is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. During the years 2016, 2015 and 2014, no impairment losses have been identified.

As of December 31, 2016 the Company sold its entire holdings in marketable securities. As of December 31, 2015 the Company holds 53,405 shares representing less than 1% of the marketable securities (Evogene Ltd.) outstanding ordinary shares.

h.	Non-current prepaid expenses:

Non-current prepaid expenses consist of non-current lease deposits as security for the Compugen Inc.'s facility lease, motor vehicles leases and certain payments for research and developments license fees.

i.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, software and related equipment	33
Laboratory equipment and office furniture	6 - 20 (mainly 20)
Leasehold improvements	Shorter of the term of the lease or useful life

j.	Impairment of long-lived assets:

The long-lived assets of the Company and Compugen Inc. are reviewed for impairment in accordance with ASC 360, "Property, Plant, and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset with the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the years 2016, 2015 and 2014, no impairment losses have been identified.

k.	Revenue recognition:

The Company generates revenues mainly from its Research and Development Collaboration and License Agreement. The revenues are derived mainly from upfront license payments, research and development services and contingent payments related to milestones achievements.

The Company applies ASC 605-25, "Multiple-Element Arrangements" pursuant to which each required deliverable is evaluated to determine whether it qualifies as a separate unit of accounting based on whether the deliverable has "stand-alone value". The arrangement's consideration that is fixed or determinable is then allocated to each separate unit of accounting based on the relative selling price of each deliverable which is not contingent based on its vendor specific objective evidence (''VSOE'') if available, third party evidence (''TPE'') if VSOE is not available, or estimated selling price (''ESP'') if neither VSOE nor TPE is available.

Revenues from upfront license payments and research and development services are recognized according to the proportional performance method along the research and development services period in accordance with ASC 605-10, "Revenue Recognition".

k.	Revenue recognition (Cont.):

As of December 31, 2016 the Company recognized the entire amount of the upfront license payment and consequently there is no deferred revenues balance as of such date. As of December 31, 2015 the Company deferred revenues in respect to the upfront license payment amounted to $ 312.

Contingent payments related to milestones achievement and royalties are recognized immediately upon the accomplishment of futures events, in accordance with ASC 605-28, "Revenue Recognition - Milestone Method".

On June 27, 2014, and October 14, 2014 the Company achieved the first and second substantive milestones with respect to one licensed program, under the Bayer Agreement according to which the Company recognized revenues in total amount of $ 7,200 in accordance with the criteria prescribed under ASC 605-28.

On December 14, 2015 the Company achieved the third substantive milestone with respect to one licensed program, under the Bayer Agreement according to which the Company recognized revenues in total amount of $ 7,800 in accordance with the criteria prescribed under ASC 605-28.

On April 17, 2016 the Company achieved the first substantive milestone with respect to the second licensed program, under the Bayer Agreement according to which the Company recognized revenues in total amount of $ 400 in accordance with the criteria prescribed under ASC 605-28.

l.	Cost of revenues:

Cost of revenues consist mainly of research and development expenses attributed to the Bayer Agreement, as well as certain royalties paid.

m.	Research and development expenses, net:

Research and development expenses are charged to the statement of comprehensive loss as incurred.

The Research and Development component, as defined in Note 7, was recognized at the time the Company received the payments under the research and development funding arrangement, which was calculated as residual between the payments received and the embedded derivatives, and was amortized over the period in which the development was being provided in connection with the relevant designated product candidates. Such component was deducted from research and development expenses in the consolidated statements of comprehensive loss.

n.	Severance pay:

The Company's liability for severance pay for its Israeli employees is calculated pursuant to Israeli Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date, and is in large part covered by regular deposits with recognized pension funds, deposits with severance pay funds and purchases of insurance policies. The value of these deposits and policies is recorded as an asset in the Company's balance sheet.

Pursuant to Section 14 of the Israeli Severance Pay Law, for Israeli employees under this section, the Company's contributions for severance pay have replaced its severance obligation. Upon contribution of the full amount of the employee's monthly salary for each year of service, no additional calculations are conducted between the parties regarding the matter of severance pay and no additional payments are made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of the employee for such obligation are not stated on the balance sheet, as the Company is legally released from the obligation to employees once the deposit amounts have been paid.

Severance expenses for the years ended December 31, 2016, 2015 and 2014 amounted to approximately $ 486, $ 484 and $ 337, respectively.

o.	Stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation", ("ASC 718"), which requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of comprehensive loss.

The Company recognizes compensation expenses for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company selected the Black-Scholes-Merton ("Black-Scholes") option-pricing model as the most appropriate fair value method for the majority of its share-options awards. The option-pricing model requires a number of assumptions, of which the most significant are the expected share price volatility and the expected option term. Expected volatility was calculated based on actual historical share price movements over a term that is equivalent to the expected term of granted options. The expected term of options granted is based on historical experience and represents the period of time that options granted are expected to be outstanding.

o.	Stock-based compensation (Cont.):

The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The Company used the following weighted-average assumptions for options granted to employees and directors:

	Year ended December 31,
	2016	2015	2014

Volatility	50.7%	51%	56%
Risk-free interest rate	1.17%	1.49%	1.53%
Dividend yield	0%	0%	0%
Expected life (years)	4.7	4.7	4.7

The Company applies ASC 505-50, "Equity-Based Payments to Non-Employees" ("ASC 505") with respect to options and warrants issued to non-employees which requires the use of option valuation models to measure the fair value of the options and warrants at the measurement date.

p.	Concentration of credit risks:

Financial instruments that potentially subject the Company and Compugen Inc. to concentration of credit risk consist principally of cash and cash equivalents, restricted cash, short-term bank deposits, marketable securities and foreign currency derivative contracts.

Cash, cash equivalents, restricted cash and short-term bank deposits are invested in major banks in Israel and in the U.S. Generally, these deposits may be redeemed upon demand and bear minimal risk.

The Company's marketable securities consisted of investment in Evogene ordinary shares which are publicly traded in the U.S. and Israel.

As of December 31, 2016 and 2015, the Company has major customer which constitute 100% and 99%, respectively, of total revenues. The management of the Company performed risk assessment on an ongoing basis and believes it bears low risk.

The Company entered into forward contracts to hedge against the risk of overall changes in future cash flow from payments of payroll and related expenses as well as other expenses denominated in NIS. The derivative instruments hedge a portion of the Company's non-dollar currency exposure. Counterparty to the Company’s derivative instruments is major financial institution.

q.	Basic and diluted loss per share:

Basic loss per share is calculated based on the weighted average number of ordinary shares outstanding during each year. Diluted net loss per share is calculated based on the weighted average number of ordinary shares outstanding during each year, plus dilutive potential in accordance with ASC 260, "Earnings per Share."

All outstanding share options and warrants for the years ended December 31, 2016, 2015 and 2014 have been excluded from the calculation of the diluted net loss per share because all such securities are anti-dilutive for all periods presented. As of December 31, 2016, 2015 and 2014 the total weighted average number of shares related to outstanding options excluded from the calculations of diluted net loss per share were 7,943,914, 7,228,011 and 6,363,348, respectively. The total weighted average number of shares related to warrants under the research and development funding arrangement excluded from the calculations of diluted net loss per share was 333,333 for the year ended December 31, 2014.

r.	Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, "Income Taxes", ("ASC 740") which prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value. As of December 31, 2016 and 2015, a full valuation allowance was provided by the Company.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material change to its financial position. Therefore, no reserves for uncertain income tax positions have been recorded pursuant to ASC 740-10.

s.	Fair value of financial instruments:

The Company applies ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820"), pursuant to which fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

s.	Fair value of financial instruments (Cont.):

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company.

Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1 -	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access at the measurement date.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.
The carrying amounts of cash and cash equivalents, restricted cash, short-term bank deposits, trade receivable, other accounts receivable, trade payable, and other accounts payable and accrued expenses approximate their fair values due to the short-term maturities of such instruments.

The Company measures its investment in marketable securities and foreign currency derivative contracts at fair value (see also Note 11).

t.	Derivative instruments:

The Company accounts for derivatives and hedging based on ASC 815, "Derivatives and Hedging". ASC 815 requires the Company to recognize all derivatives on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation.

If the derivatives meet the definition of a hedge and are so designated, depending on the nature of the hedge, changes in the fair value of such derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings, or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value is recognized in earnings.

The Company entered into forward contracts to hedge against the risk of overall changes in future cash flow from payments of payroll and related expenses as well as other expenses denominated in NIS. As of December 31, 2016 and 2015, the Company had outstanding forward contracts in the notional amount of $ 6,548 and $ 4,357, respectively. These contracts were for a period of twelve months ended December 31, 2017 and nine months ended September 30, 2016, respectively. The Company measured the fair value of the contracts in accordance with ASC 820 (classified as level 2).

These contracts met the requirement for cash flow hedge accounting and as such during 2016 total gains in the amount of $ 75 were recognized and classified to operating expenses as effective hedge. As of December 31, 2016 and 2015 an unrealized gain (loss) in the amount of $ 7 and $ (19), respectively, were recognized under other comprehensive income (loss). The fair value of the Company's outstanding forward contracts at December 31, 2016 and 2015 amounted to unrealized gain (loss) of $ 7 and $ (19), respectively.

u.	Investment in affiliates:

The Company accounts for its investment in affiliated companies under the equity method in accordance with ASC 323, "Investments-Equity Method". For the purpose of these financial statements, an affiliated company is a company held to the extent of 20% or more, or a company less than 20% held, in which the Company can exercise significant influence over operating and financial policy of the affiliate.

The Company has two investments in affiliates, Neviah Genomics Ltd. ("Neviah") and Keddem BioScience Ltd. ("Keddem"). The Company does not have control over Neviah and Keddem, however has significant influence through holding rights of 25.12% and 29.41%, respectively. The Company accounts for its investment in Neviah and Keddem under the equity method. Both Neviah and Keddem are in accumulated loss position until December 31, 2016 and because the Company has no commitment to fund Neviah's and Keddem's operations, no investment account was recorded in the Company's consolidated financial statements as of December 31, 2016 and 2015.

On December 17, 2014 ("Loan Grant Date") the Company, Merck Holdings Netherlands B.V. ("Merck Holdings") and Neviah entered into Convertible Bridge Loan ("Loan") Agreement ("Loan Agreement") in total amount of Euro 500 thousand ("Loan Amount") to finance Neviah's operations.

u.	Investment in affiliates (Cont.):

Under the agreement, the Company provided an amount of $ 155 reflecting its respective portion of the Loan Amount. The Loan was granted for a period of 18 months from the Loan Grant Date ("Loan Term") and bears interest at an annual rate of 2%.

The Loan is automatically converted under certain terms in the event of Qualified Investment or M&A Transaction as defined in the Loan Agreement. In addition, if a Qualified Investment does not occur within six months from the Loan Grant Date, the Company may elect to convert the Loan under certain terms as defined in the Loan Agreement.

Following the financing of the Loan as described above, the Company recorded equity losses of $ 155 in respect to the total amount provided to Neviah.

As of December 31, 2016, the Company has not converted the Loan. All terms and conditions in the Loan Agreement remain in full force and effect.

v.	Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with ASC 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company elected to present the comprehensive income (loss) in a single continuous statement.

The Company determined that its items of other comprehensive income (loss) relate to unrealized gains (losses) on foreign currency derivative contracts and unrealized gains (losses) on available- for- sale marketable securities.

w.	New Accounting Pronouncements and Other Standards:

In March 2016, FASB issued ASU 2016-09, Compensation - Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. The amendments in this update change the accounting for certain stock-based compensation transactions, including the income tax consequences and cash flow classification for applicable transactions. The amendments in this ASU are effective for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. The Company does not expect that this new guidance will have a material impact on the Company’s Consolidated Financial Statements.

In February 2016, the FASB issued ASU 2016-02, “Leases”, on the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors).

The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight line basis over the term of the lease, respectively. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification.

Leases with a term of 12 months or less will be accounted for in a manner similar to the accounting under existing guidance for operating leases today. The new standard requires lessors to account for leases using an approach that is substantially equivalent to existing guidance for sales-type leases, direct financing leases and operating leases. ASC 842 supersedes the previous leases standard, ASC 840, "Leases". The guidance is effective for the interim and annual periods beginning on or after December 15, 2018. The Company is currently evaluating the potential effect of the guidance on its consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASU 2016-13”). The standard changes the methodology for measuring credit losses on financial instruments and the timing of when such losses are recorded. ASU 2016-13 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2019. Early adoption is permitted for fiscal years, and interim periods within those years, beginning after December 15, 2018. The Company does not expect that this new guidance will have a material impact on the Company’s Consolidated Financial Statements.

In November 2016, the FASB issued Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (ASU 2016-18), which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The Company does not expect that this new guidance will have a material impact on the Company’s Consolidated Financial Statements.

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606). On July 9, 2015 the FASB voted to approve a one-year delay of the effective date and to permit companies to voluntarily adopt the new standard as of the original effective date. The new standard is effective for reporting periods beginning after December 15, 2017. The standard will supersede existing revenue recognition guidance, including industry-specific guidance, and will provide companies with a single revenue recognition model for recognizing revenue from contracts with customers.

The standard requires revenue to be recognized when promised goods or services are transferred to customers in amounts that reflect the consideration to which the company expects to be entitled in exchange for those goods or services. Adoption of the new rules could affect the timing of revenue recognition for certain transactions. The two permitted transition methods under the new standard are the full retrospective method, in which case the standard would be applied to each prior reporting period presented, or the modified retrospective method, in which case the cumulative effect of applying the standard would be recognized at the date of initial application.

The FASB issued another amendment in ASU 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations, in March 2016 related to a third party providing goods or services to a customer. When another party is involved in providing goods or services to a customer, an entity is required to determine whether the nature of its promise is to provide the specified good or service itself or to arrange for the good or service to be provided by a third party. If the entity provides the specific good or service itself, the entity acts as a principal. If an entity arranges for the good or service to be provided by a third party, the entity acts as an agent. The standard requires the principal to recognize revenue for the gross amount and the agent to recognize revenue for the amount of any fee or commission for which it expects to be entitled in exchange for arranging for the specified good or service to be provided. The new standard will be effective with ASU 2014-09.

In April 2016, the FASB issued ASU 2016-10, “Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing” (“ASU 2016-10”), which clarifies the following two aspects of Topic 606: (a) identifying performance obligations; and (b) the licensing implementation guidance. The amendments do not change the core principle of the guidance in Topic 606. The amendment will be effective with ASU 2014-09.

In May 2016, the FASB issued ASU 2016-12, “Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients” (“ASU 2016-12”), which amends the guidance in the new revenue standard on collectability, noncash consideration, presentation of sales tax, and transition. The amendments are intended to address implementation issues and provide additional practical expedients to reduce the cost and complexity of applying the new revenue standard. The new standard will be effective with ASU 2014-09.

In December 2016, the FASB issued ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers, which clarifies specific aspects of ASU 2014-09, including allowing entities not to make quantitative disclosures about remaining performance obligations in certain cases and requiring entities that use any of the new or previously existing optional exemptions to expand their qualitative disclosures. The new standard also makes twelve other technical corrections and improvements to ASU 2014-09. The new standard will be effective with ASU 2014-09.

The Company is currently evaluating the method of adoption, as well as the effect that adoption of these ASUs will have on its consolidated financial statements. The Company generates revenues in the year ended December 31, 2016 from a single contract as described in the financial statements.

In March 2016, the FASB issued ASU 2016-05, “Derivatives and Hedging (Topic 815): Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships” (“ASU 2016-05”), which clarifies that a change in the counter party to a derivative instrument designated as a hedging instrument does not require de-designation of that hedging relationship, provided that all other hedge accounting criteria are met. The new guidance is effective for fiscal years beginning after December 15, 2016, including interim periods within this fiscal year. The Company does not expect that this new guidance will have a material impact on the Company’s Consolidated Financial Statements